LONG TERM (Tables)	12 Months Ended
Dec. 31, 2022
LONG TERM (Tables)
Schedule Of Long term debt and Other Short-Term Borrowings
Long-term debt obligations of Camber Energy, Inc.:	December 31, 2022	December 31, 2021

Note payable to Discover Growth Fund, pursuant to a Secured Promissory Note dated December 24, 2021 and funded on January 3, 2022 in the original amount of $26,315,789 with interest and principal due at maturity on January 1, 2027. The note bears interest at a rate equal to the Wall Street Journal Prime Rate and is secured by lien on substantially all of the Company’s assets.	$26,315,789	$-

Note payable to Discover Growth Fund, pursuant to a 10.0% Secured Promissory Note dated December 11, 2020 in the original amount of $6,000,000 with interest and principal due at maturity on January 1, 2027. The Note is secured by lien on substantially all of the Company’s assets.	6,000,000	6,000,000

Note payable to Discover Growth Fund, pursuant to a 10.0% Secured Promissory Note dated December 22, 2020 in the original amount of $12,000,000 with interest and principal due at maturity on January 1, 2027. The Note is secured by first lien on the Company’s ownership in Viking.	12,000,000	12,000,000

Note payable to Discover Growth Fund, LLC pursuant to a 10.0% Secured Promissory Note dated April 23, 2021 in the original amount of $2,500,000 with interest and principal due at maturity on January 1, 2027. The Note is secured by lien on substantially all of the Company’s assets.	2,500,000	2,500,000

Note payable to Discover Growth Fund, LLC pursuant to a 10.0% Secured Promissory Note dated December 9, 2021 in the original amount of $1,000,000 with interest and principal due at maturity on March 8, 2022. The Note is secured by lien on substantially all of the Company’s assets. The note was paid in full on January 4, 2022.	-	1,000,000

Principal value of debt	46,815,789	21,500,000
Less: unamortized debt discount	(12,888,029)	-
Total long-term debt, net	33,927,760	21,500,000
Less current portion	-
	$33,927,760	$21,500,000

Summary Of Principal maturities of long-term debt
Year ended December 31,

2023	$-
2024	-
2025	-
2026	-
2027	33,927,760
Thereafter	-

$33,927,760